UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.67%

COMMON STOCKS 5.08%

Aerospace & Defense 0.14%

Hexcel Corp.*	250	$4,922,500
SAIC, Inc.*	400	6,768,000

Total		11,690,500

Auto Parts & Equipment 0.41%

Cooper-Standard Holdings, Inc.*	111	5,031,755
Cooper-Standard Holdings, Inc.*(a)	642	28,557,430

Total		33,589,185

Automakers 0.04%

Oshkosh Corp.*	100	3,538,000

Banking 0.26%

Bank of America Corp.	300	3,999,000
CIT Group, Inc.*	124	5,259,478
Fifth Third Bancorp	200	2,776,000
Huntington Bancshares, Inc.	700	4,648,000
Regions Financial Corp.	600	4,356,000

Total		21,038,478

Chemicals 0.27%

LyondellBasell Industries NV Class A (Netherlands)*(b)	353	13,941,375
Rockwood Holdings, Inc.*	135	6,644,700
TPC Group, Inc.*	35	1,016,570

Total		21,602,645

Diversified Capital Goods 0.36%

Emerson Electric Co.	350	20,450,500
Pall Corp.	150	8,641,500

Total		29,092,000

Energy: Exploration & Production 0.43%

Continental Resources, Inc.*	150	10,720,500
Whiting Petroleum Corp.*	336	24,710,343

Total		35,430,843

Food & Drug Retailers 0.08%

Ingles Markets, Inc. Class A	185	3,664,850
SUPERVALU, INC.	350	3,125,500

Total		6,790,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Shares (000)	Fair Value
Gas Distribution 0.39%

El Paso Corp.	1,745	$31,416,948

Health Facilities 0.10%

HCA Holdings, Inc.*	242	8,202,230

Integrated Energy 0.34%

ConocoPhillips	350	27,951,000

Life Insurance 0.11%

MetLife, Inc.	200	8,946,000

Media: Cable 0.31%

Charter Communications, Inc. Class A*(c)	500	25,315,000

Media: Services 0.15%

Omnicom Group, Inc.	250	12,265,000

Pharmaceuticals 0.83%

Celgene Corp.*	200	11,506,000
Gilead Sciences, Inc.*	150	6,366,000
Mylan, Inc.*	1,581	35,836,645
Pfizer, Inc.	300	6,093,000
Teva Pharmaceutical Industries Ltd. ADR	150	7,525,500

Total		67,327,145

Railroads 0.38%

Kansas City Southern*	200	10,890,000
Union Pacific Corp.	200	19,666,000

Total		30,556,000

Software/Services 0.46%

Adobe Systems, Inc.*	220	7,295,200
Informatica Corp.*	500	26,115,000
Nuance Communications, Inc.*	200	3,912,000

Total		37,322,200

Support: Services 0.02%

CRA International, Inc.*	70	2,018,100

Total Common Stocks (cost $286,197,131)		414,091,624

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 7.29%

Airlines 0.26%

AMR Corp.	6.25%	10/15/2014	$5,800	6,133,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Airlines (continued)

United Continental Holdings, Inc.	4.50%	6/30/2021	$15,000	$15,207,000

Total				21,340,500

Auto Parts & Equipment 0.15%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	10,385	11,722,069

Automakers 0.29%

Ford Motor Co.	4.25%	11/15/2016	13,050	23,718,375

Beverages 0.15%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	14,033	12,261,334

Brokerage 0.04%

Jefferies Group, Inc.	3.875%	11/1/2029	3,000	3,131,250

Building & Construction 0.05%

Lennar Corp.†	2.75%	12/15/2020	4,000	4,365,000

Computer Hardware 0.29%

Intel Corp.	2.95%	12/15/2035	15,000	15,506,250
NetApp, Inc.	1.75%	6/1/2013	4,950	7,876,687

Total				23,382,937

Diversified Capital Goods 0.22%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	5,000	7,006,250
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	4,000	10,880,000

Total				17,886,250

Electronics 0.22%

Itron, Inc.	2.50%	8/1/2026	17,500	18,090,625

Health Services 0.54%

Human Genome Sciences, Inc.	2.25%	8/15/2012	1,000	1,625,000
Human Genome Sciences, Inc.	2.25%	10/15/2011	15,000	26,662,500
Incyte Corp.	4.75%	10/1/2015	3,000	6,022,500
Omnicare, Inc.	3.75%	12/15/2025	7,500	9,703,125

Total				44,013,125

Integrated Energy 0.23%

SunPower Corp.	4.75%	4/15/2014	8,000	8,340,000
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	11,250	10,392,188

Total				18,732,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.46%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	$45,000	$37,125,000

Media: Services 0.15%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	3,600	4,131,000
Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	7,901,250

Total				12,032,250

Medical Products 0.65%

Allergan, Inc.	1.50%	4/1/2026	8,500	9,541,250
Fisher Scientific International, Inc.	3.25%	3/1/2024	8,425	11,552,781
Life Technologies Corp.	1.50%	2/15/2024	20,000	23,300,000
Medtronic, Inc.	1.625%	4/15/2013	8,500	8,797,500

Total				53,191,531

Metals/Mining (Excluding Steel) 0.44%

Newmont Mining Corp.	1.25%	7/15/2014	20,000	26,475,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	6,150,000
Patriot Coal Corp.	3.25%	5/31/2013	3,000	2,947,500

Total				35,572,500

Monoline Insurance 0.12%

Radian Group, Inc.	3.00%	11/15/2017	10,800	9,882,000

Oil Field Equipment & Services 0.12%

Exterran Energy Corp.	4.75%	1/15/2014	10,000	10,062,500

Packaging 0.21%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	16,375	16,682,031

Pharmaceuticals 0.59%

Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	25,698,750
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	4,000	4,325,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	15,000	18,300,000

Total				48,323,750

Software/Services 1.42%

Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	10,274,375
Blackboard, Inc.	3.25%	7/1/2027	12,500	12,687,500
Digital River, Inc.†	2.00%	11/1/2030	3,600	3,771,000
EMC Corp.	1.75%	12/1/2013	22,975	39,287,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

GSI Commerce, Inc.	2.50%	6/1/2027	$16,525	$18,673,250
Nuance Communications, Inc.	2.75%	8/15/2027	2,775	3,493,031
Symantec Corp.	1.00%	6/15/2013	20,775	25,163,719
Xilinx, Inc.†	2.625%	6/15/2017	1,700	2,142,000

Total				115,492,125

Support: Services 0.10%

CRA International, Inc.	2.875%	6/15/2034	7,560	8,259,300

Telecommunications: Wireless 0.59%

SBA Communications Corp.	4.00%	10/1/2014	33,000	48,345,000

Total Convertible Bonds (cost $541,279,378)				593,611,640

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 4.09%

Agency/Government Related 0.00%

Fannie Mae	8.75%		450	391,500

Auto Parts & Equipment 0.05%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%		22	4,456,572

Automakers 0.15%

General Motors Co.	4.75%		253	12,175,320

Banking 1.57%

Bank of America Corp.	7.25%		44	43,978,065
Citigroup, Inc.	7.50%		335	42,377,500
Wells Fargo & Co.	7.50%		40	41,408,000

Total				127,763,565

Energy: Exploration & Production 0.56%

Apache Corp.	6.00%		635	44,996,100
Whiting Petroleum Corp.	6.25%		2	682,928

Total				45,679,028

Food: Wholesale 0.51%

Archer Daniels Midland Co.	6.25%		500	22,575,000
Bunge Ltd.	4.875%		180	18,855,000

Total				41,430,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Gas Distribution 0.53%

Williams Cos., Inc. (The)	5.50%		300	$43,050,000

Investments & Miscellaneous Financial Services 0.28%

AMG Capital Trust I	5.10%		450	22,528,125

Life Insurance 0.36%

MetLife, Inc.	5.00%		344	29,188,400

Multi-Line Insurance 0.08%

Hartford Financial Services Group, Inc. (The)	7.25%		250	6,520,000

Total Convertible Preferred Stocks (cost $288,161,412)				333,182,510

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 1.92%

Electric: Generation 0.23%

Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.746% - 3.803%	10/10/2014	$16,929	14,289,849
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.746% - 3.803%	10/10/2014	4,987	4,202,652

Total				18,492,501

Forestry/Paper 0.08%

Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	7/15/2016	6,327	6,357,849

Gaming 0.22%

Caesars Entertainment Operating Co. Term Loan B1	3.303%	1/28/2015	10,000	9,279,690
Harrah’s Property Co. Senior Note	3.263%	2/13/2013	10,000	8,428,130

Total				17,707,820

Health Facilities 0.09%

HCA, Inc. Extended Term Loan B2	3.557%	3/31/2017	7,057	7,051,873

Insurance Brokerage 0.09%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,880	7,850,450

Investments & Miscellaneous Financial Services 0.48%

Nuveen Investments, Inc. 1st Lien Term Loan	3.304% - 3.307%	11/13/2014	11,509	11,079,478
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,835,000
Nuveen Investments, Inc. Extended Term Loan	5.804% - 5.813%	5/12/2017	13,447	13,482,910

Total				39,397,388

Media: Broadcast 0.32%

Clear Channel Communication Term Loan B	3.896%	1/28/2016	9,640	8,498,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Broadcast (continued)

Univision Communications, Inc. Extended Term Loan	4.496%	3/31/2017		$10,162	$9,918,900
Univision Communications, Inc. Initial Term Loan	2.246%	9/29/2014		8,074	7,874,075

Total					26,291,099

Software/Services 0.18%

Nuance Communications, Inc. Incremental Term Loan	2.00%	3/29/2013		5,954	5,912,677
Nuance Communications, Inc. Term Loan	2.00%	3/29/2013		3,969	3,941,384
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017		4,988	5,032,702

Total					14,886,763

Specialty Retail 0.11%

Michaels Stores, Inc. Term Loan B1	2.563% - 2.625%	10/31/2013		3,722	3,691,993
Michaels Stores, Inc. Term Loan B2	4.813% - 4.875%	7/31/2016		5,009	5,031,702

Total					8,723,695

Support: Services 0.12%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		9,576	9,777,498

Total Floating Rate Loans (cost $152,101,889)					156,536,936

FOREIGN BONDS(e) 0.30%

Netherlands 0.12%

Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	6,750	9,948,740

United Kingdom 0.18%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	14,370,402

Total Foreign Bonds (cost $23,552,416)					24,319,142

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.19%

Federal National Mortgage Assoc. (cost $15,463,492)	4.50%	2/1/2039		15,252	15,562,429

HIGH YIELD CORPORATE BONDS 78.64%

Aerospace/Defense 1.11%

Alliant Techsystems, Inc.	6.875%	9/15/2020		3,500	3,670,625
Esterline Technologies Corp.	6.625%	3/1/2017		8,000	8,340,000
Esterline Technologies Corp.	7.00%	8/1/2020		9,100	9,566,375
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018		1,000	1,048,750
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021		3,425	3,587,687
Mantech International Corp.	7.25%	4/15/2018		15,000	15,825,000
Moog, Inc.	6.25%	1/15/2015		10,750	11,018,750
Spirit Aerosystems, Inc.	6.75%	12/15/2020		17,500	17,981,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)

Spirit Aerosystems, Inc.	7.50%	10/1/2017	$7,575	$8,181,000
Triumph Group, Inc.	8.00%	11/15/2017	10,440	11,223,000

Total				90,442,437

Airlines 0.54%

Delta Air Lines, Inc.	4.95%	5/23/2019	3,700	3,700,000
Delta Air Lines, Inc.†	9.50%	9/15/2014	3,953	4,219,828
United Airlines, Inc.	6.636%	7/2/2022	7,930	8,009,773
United Airlines, Inc.†	9.875%	8/1/2013	16,650	17,669,812
United Airlines, Inc.†	12.00%	11/1/2013	9,600	10,476,000

Total				44,075,413

Apparel/Textiles 0.48%

Hanesbrands, Inc.	6.375%	12/15/2020	12,500	12,250,000
Levi Strauss & Co.	7.625%	5/15/2020	8,675	8,740,063
Levi Strauss & Co.	8.875%	4/1/2016	10,275	10,763,062
Perry Ellis International, Inc.	7.875%	4/1/2019	6,100	6,344,000
Quiksilver, Inc.	6.875%	4/15/2015	1,275	1,262,250

Total				39,359,375

Auto Loans 0.27%

Ford Motor Credit Co. LLC	8.00%	6/1/2014	20,000	22,259,240

Auto Parts & Equipment 2.02%

BorgWarner, Inc.	4.625%	9/15/2020	5,600	5,608,355
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	15,000	16,200,000
Dana Holding Corp.	6.50%	2/15/2019	6,000	6,000,000
Dana Holding Corp.	6.75%	2/15/2021	10,000	10,050,000
Exide Technologies†	8.625%	2/1/2018	4,300	4,611,750
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	15,000	16,875,000
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	3,850	4,196,500
Stanadyne Corp.	10.00%	8/15/2014	10,000	10,300,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015	15,000	15,562,500
Stoneridge, Inc.†	9.50%	10/15/2017	7,250	8,047,500
Tenneco, Inc.	6.875%	12/15/2020	11,575	12,038,000
Tenneco, Inc.	7.75%	8/15/2018	2,950	3,163,875
TRW Automotive, Inc.†	7.25%	3/15/2017	25,000	27,625,000
TRW Automotive, Inc.†	8.875%	12/1/2017	15,000	16,875,000
Uncle Acquisition 2010 Corp.†	8.625%	2/15/2019	7,175	7,569,625

Total				164,723,105

Automakers 0.70%

Ford Motor Co.	7.45%	7/16/2031	20,375	22,160,054
Motors Liquidation Co.(f)	8.375%	7/15/2033	15,000	4,537,500
Navistar International Corp.	8.25%	11/1/2021	20,000	22,275,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Automakers (continued)

Oshkosh Corp.	8.50%	3/1/2020			$7,350	$8,277,937

Total						57,250,491

Banking 3.16%

Ally Financial, Inc.†	7.50%	9/15/2020			6,000	6,427,500
Ally Financial, Inc.	8.30%	2/12/2015			30,250	33,237,187
Bank of America Corp.	8.00%	—	(g)		15,000	16,151,835
Capital One Capital VI	8.875%	5/15/2040			20,000	21,225,000
Discover Bank	8.70%	11/18/2019			11,200	13,439,418
Fifth Third Capital Trust IV	6.50%	4/15/2037			16,250	15,945,313
Huntington Bancshares, Inc.	7.00%	12/15/2020			5,050	5,585,194
JPMorgan Chase & Co.	7.90%	—	(g)		7,275	7,987,244
Lloyds TSB Bank plc (United Kingdom)(b)	6.375%	1/21/2021			7,175	7,490,657
Macquarie Group Ltd. (Australia)†(b)	6.25%	1/14/2021			10,750	10,882,752
Morgan Stanley	4.85%	2/3/2016		CAD	20,000	20,602,579
Regions Bank	6.45%	6/26/2037			$6,650	6,136,434
Regions Bank	7.50%	5/15/2018			7,987	8,454,319
Regions Financial Corp.	7.75%	11/10/2014			6,025	6,512,133
Regions Financing Trust II	6.625%	5/15/2047			10,000	8,971,090
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019			5,000	5,155,910
Silicon Valley Bank	6.05%	6/1/2017			10,000	10,493,210
SVB Financial Group	5.375%	9/15/2020			9,350	9,213,789
Wachovia Capital Trust III	5.57%#	—	(g)		15,000	13,818,750
Washington Mutual Bank(f)	6.875%	6/15/2011			22,500	84,375
Zions Bancorporation	7.75%	9/23/2014			27,000	29,344,761

Total						257,159,450

Beverages 0.33%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016			11,300	10,678,500
Constellation Brands, Inc.	7.25%	5/15/2017			15,000	16,350,000

Total						27,028,500

Brokerage 0.62%

Cantor Fitzgerald LP†	7.875%	10/15/2019			12,655	13,169,742
Lazard Group LLC	7.125%	5/15/2015			12,500	13,744,688
Raymond James Financial, Inc.	8.60%	8/15/2019			20,000	23,946,920

Total						50,861,350

Building & Construction 0.94%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016			9,750	10,408,125
KB Home	9.10%	9/15/2017			18,000	19,170,000
Lennar Corp.	12.25%	6/1/2017			17,700	22,036,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023			4,700	4,676,500
Ryland Group, Inc.	8.40%	5/15/2017			7,500	8,362,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

Toll Brothers Finance Corp.	8.91%	10/15/2017	$10,000	$11,615,340

Total				76,268,965

Building Materials 0.54%

Building Materials Corp. of America†	7.50%	3/15/2020	5,150	5,381,750
Cemex Finance LLC†	9.50%	12/14/2016	4,825	5,223,063
Cemex SAB de CV (Mexico)†(b)	9.00%	1/11/2018	2,900	3,055,875
Masco Corp.	7.125%	3/15/2020	12,000	12,438,960
Owens Corning, Inc.	9.00%	6/15/2019	15,000	17,754,480

Total				43,854,128

Chemicals 2.82%

Airgas, Inc.	7.125%	10/1/2018	10,500	11,392,500
Ashland, Inc.	9.125%	6/1/2017	9,000	10,372,500
Celanese U.S. Holdings LLC†	6.625%	10/15/2018	7,365	7,604,363
CF Industries, Inc.	6.875%	5/1/2018	3,650	4,106,250
CF Industries, Inc.	7.125%	5/1/2020	5,000	5,687,500
Chemtura Corp.†	7.875%	9/1/2018	10,000	10,600,000
Dow Chemical Co. (The)	8.55%	5/15/2019	11,790	14,925,951
Huntsman International LLC	8.625%	3/15/2020	23,000	25,185,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	4,350	4,768,688
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	23,000	23,316,250
Lyondell Chemical Co.†	8.00%	11/1/2017	18,002	19,892,210
Momentive Performance Materials, Inc.†	9.00%	1/15/2021	10,000	10,362,500
Nalco Co.†	6.625%	1/15/2019	12,600	13,025,250
Nalco Co.	8.25%	5/15/2017	15,000	16,462,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	11,700	12,548,250
Polymer Group, Inc.†	7.75%	2/1/2019	10,500	10,880,625
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	9,750	10,128,056
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,774,687

Total				230,033,080

Computer Hardware 0.54%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	15,000	15,956,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020	13,500	14,647,500
Seagate HDD Cayman†	6.875%	5/1/2020	13,200	13,233,000

Total				43,836,750

Consumer/Commercial/Lease Financing 1.49%

CIT Group, Inc.	7.00%	5/1/2016	30,000	30,112,500
International Lease Finance Corp.	8.25%	12/15/2020	6,100	6,694,750
International Lease Finance Corp.†	9.00%	3/15/2017	32,075	36,164,563
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	2,975	3,120,031
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	15,800	17,696,000
SLM Corp.	6.25%	1/25/2016	9,200	9,600,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Springleaf Finance Corp.	6.90%	12/15/2017	$20,000	$18,375,000

Total				121,763,780

Consumer Products 0.37%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	7,600	7,771,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	21,000	22,023,750

Total				29,794,750

Department Stores 0.70%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	5,226,000
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	25,000	27,000,000
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	12,900	12,964,500
Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	10,000	11,675,000

Total				56,865,500

Diversified Capital Goods 2.64%

Actuant Corp.	6.875%	6/15/2017	23,000	23,805,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	16,068,750
Belden, Inc.	7.00%	3/15/2017	17,500	18,003,125
Belden, Inc.	9.25%	6/15/2019	12,000	13,365,000
Griffon Corp.†	7.125%	4/1/2018	6,200	6,339,500
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	23,088,750
Park-Ohio Industries, Inc.†	8.125%	4/1/2021	11,400	11,400,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	11,850	12,210,477
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	32,550,000
Sensus USA, Inc.	8.625%	12/15/2013	17,000	17,340,000
SPX Corp.†	6.875%	9/1/2017	21,000	22,680,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	18,063,202

Total				214,913,804

Electric: Generation 1.01%

Dynegy Holdings, Inc.	7.75%	6/1/2019	15,000	11,718,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	22,500	18,956,250
Edison Mission Energy	7.00%	5/15/2017	20,000	16,150,000
Mirant Americas Generation LLC	9.125%	5/1/2031	20,000	20,750,000
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	25,000	14,750,000

Total				82,325,000

Electric: Integrated 0.75%

AES Corp. (The)	8.00%	10/15/2017	29,950	32,346,000
Black Hills Corp.	5.875%	7/15/2020	8,000	8,227,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	$20,500	$20,892,923

Total				61,466,171

Electronics 1.51%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	16,520,000
Advanced Micro Devices, Inc.	8.125%	12/15/2017	9,225	9,640,125
CPI International Acquisition, Inc.†	8.00%	2/15/2018	9,200	9,292,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,680,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	9,200	10,350,000
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	20,000	22,550,000
KLA-Tencor Corp.	6.90%	5/1/2018	12,850	14,191,951
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	15,500	16,507,500
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	12,500	14,062,500

Total				122,794,076

Energy: Exploration & Production 4.86%

Berry Petroleum Co.	6.75%	11/1/2020	4,900	5,065,375
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	3,400	3,578,500
Brigham Exploration Co.†	8.75%	10/1/2018	9,825	10,954,875
Chaparral Energy, Inc.†	8.25%	9/1/2021	12,000	12,390,000
Chesapeake Energy Corp.	6.625%	8/15/2020	12,500	13,375,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	26,531,250
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,288,500
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,271,500
Continental Resources, Inc.	7.375%	10/1/2020	7,200	7,776,000
Continental Resources, Inc.	8.25%	10/1/2019	29,750	33,059,687
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	10,000	10,050,000
Forest Oil Corp.	7.25%	6/15/2019	32,000	33,600,000
Forest Oil Corp.	8.50%	2/15/2014	9,825	11,004,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	14,300,527
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	18,500	19,841,250
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	9,900	10,073,250
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	10,963,920
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,820,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	20,000	20,300,000
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	13,175	14,246,128
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,318,870
QEP Resources, Inc.	6.875%	3/1/2021	10,700	11,288,500
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,925,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	15,000	15,787,500
Range Resources Corp.	7.25%	5/1/2018	10,300	11,072,500
Range Resources Corp.	8.00%	5/15/2019	15,000	16,612,500
SandRidge Energy, Inc.†	7.50%	3/15/2021	13,125	13,633,594
SM Energy Co.†	6.625%	2/15/2019	10,000	10,287,500
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,368,000

Total				395,783,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.30%

Clean Harbors, Inc.	7.625%	8/15/2016	$12,420	$13,242,825
Clean Harbors, Inc.†	7.625%	8/15/2016	5,200	5,544,500
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	5,000	5,575,000

Total				24,362,325

Food & Drug Retailers 0.73%

Ingles Markets, Inc.	8.875%	5/15/2017	25,850	27,885,687
Rite Aid Corp.	10.25%	10/15/2019	11,525	12,663,094
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	8,500	8,861,250
SUPERVALU, INC.	7.50%	11/15/2014	10,000	10,100,000

Total				59,510,031

Food: Wholesale 1.56%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	7,500	7,640,625
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	7,250	7,576,250
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	5,725	5,367,188
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,617,797
Corn Products International, Inc.	4.625%	11/1/2020	10,000	9,847,580
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	32,550,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,554,925
Mead Johnson Nutrition Co.	4.90%	11/1/2019	15,000	15,557,415
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,512,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	8,250	8,652,187
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	18,288,288

Total				127,164,755

Forestry/Paper 1.54%

Boise Paper Holdings LLC/Boise Co-Issuer Co.	8.00%	4/1/2020	3,600	3,906,000
Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	3,750	4,181,250
Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	6,300	6,685,875
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	3,425	3,630,500
Georgia-Pacific LLC†	5.40%	11/1/2020	5,100	5,045,410
Georgia-Pacific LLC†	8.25%	5/1/2016	35,000	39,637,500
Millar Western Forest Products Ltd. (Canada)†(b)	8.50%	4/1/2021	10,000	10,000,000
NewPage Corp.	11.375%	12/31/2014	11,150	11,219,687
Rock-Tenn Co.	9.25%	3/15/2016	10,000	11,050,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	18,495,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,316,070

Total				125,167,292

Gaming 3.35%

Ameristar Casinos, Inc.†	7.50%	4/15/2021	5,350	5,303,188
Ameristar Casinos, Inc.	9.25%	6/1/2014	11,625	12,831,094
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	11,968,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Caesars Entertainment Operating Co., Inc.†	12.75%	4/15/2018	$20,000	$20,300,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	11,800	12,242,500
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	6,750	7,003,125
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	10,400	11,024,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	25,000	24,937,500
Marina District Finance Co., Inc.†	9.875%	8/15/2018	18,000	18,922,500
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,801,250
MGM Resorts International	6.625%	7/15/2015	10,000	9,525,000
MGM Resorts International	9.00%	3/15/2020	4,950	5,451,187
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	7,700	7,988,750
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	20,400,000
Peninsula Gaming LLC	8.375%	8/15/2015	4,600	4,933,500
Peninsula Gaming LLC†	8.375%	8/15/2015	3,600	3,861,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	14,365,000
Scientific Games International, Inc.	9.25%	6/15/2019	10,500	11,576,250
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	17,725,000
Station Casinos, Inc.(f)	6.50%	2/1/2014	27,000	2,700
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,350,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	7,300	7,774,500
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	21,550,000

Total				272,836,794

Gas Distribution 3.08%

El Paso Corp.†	6.50%	9/15/2020	8,200	8,867,226
El Paso Corp.	7.00%	6/15/2017	30,000	33,726,030
El Paso Corp.	7.25%	6/1/2018	10,000	11,290,160
El Paso Corp.	7.75%	1/15/2032	10,000	11,255,820
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	10,325	10,066,875
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	10,627,500
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,301,962
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	19,500	20,353,125
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	943	1,023,155
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	17,637,500
MarkWest Energy Partners LP	6.75%	11/1/2020	17,000	17,510,000
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,570,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	27,745,842
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,149,360
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,861,811
NorthernStar Natural Gas, Inc. PIK(f)	5.00%	5/15/2014	4,229	423
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,653,472
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,494,186
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,223,928
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	7,095,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Williams Cos., Inc. (The)	7.875%	9/1/2021	$15,000	$18,701,730

Total				251,155,105

Health Facilities 3.82%

Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	32,325,000
Biomet, Inc.	10.00%	10/15/2017	22,000	24,227,500
Capella Healthcare, Inc.†	9.25%	7/1/2017	10,000	10,700,000
Community Health Systems, Inc.	8.875%	7/15/2015	35,000	37,012,500
HCA Holdings, Inc.†	7.75%	5/15/2021	22,000	23,045,000
HCA, Inc.	7.875%	2/15/2020	10,000	10,925,000
HCA, Inc.	9.875%	2/15/2017	12,000	13,500,000
HealthSouth Corp.	8.125%	2/15/2020	24,650	26,806,875
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	6,900	7,081,125
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,331,250
Select Medical Corp.	7.625%	2/1/2015	20,000	20,450,000
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,843,250
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	16,593,750
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	22,655,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	30,862,500
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	5,750	3,680,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,841,963

Total				310,881,338

Health Services 0.26%

STHI Holding Corp.†	8.00%	3/15/2018	8,700	9,048,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†(b)	7.75%	9/15/2018	11,250	11,840,625

Total				20,888,625

Hotels 1.03%

FelCor Lodging LP	10.00%	10/1/2014	9,950	11,417,625
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,804,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	15,393,750
Hyatt Hotels Corp.†	5.75%	8/15/2015	20,036	20,763,687
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,275,625
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	10,000	11,480,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,514,887

Total				83,649,574

Household & Leisure Products 0.45%

American Standard Americas†	10.75%	1/15/2016	12,675	13,593,938
Whirlpool Corp.	8.60%	5/1/2014	20,000	23,220,800

Total				36,814,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.34%

HUB International Holdings, Inc.†	9.00%	12/15/2014	$10,000	$10,500,000
USI Holdings Corp.†	4.188%#	11/15/2014	17,250	16,861,875

Total				27,361,875

Integrated Energy 0.64%

Alta Wind Holdings LLC†	7.00%	6/30/2035	12,000	12,676,224
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	14,197	11,565,376
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	16,525	17,351,250
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	10,000	10,642,490

Total				52,235,340

Investments & Miscellaneous Financial Services 0.80%

FMR LLC†	5.35%	11/15/2021	14,800	14,588,552
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	11,169,241
Nuveen Investments, Inc.	10.50%	11/15/2015	33,750	34,846,875
Nuveen Investments, Inc.†	10.50%	11/15/2015	4,300	4,418,250

Total				65,022,918

Leisure 0.93%

Equinox Holdings, Inc.†	9.50%	2/1/2016	5,000	5,406,250
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	20,600	21,913,250
NCL Corp. Ltd.†	9.50%	11/15/2018	9,225	9,755,438
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	17,014,312
Universal City Development Partners Ltd.	8.875%	11/15/2015	9,250	10,117,187
Universal City Development Partners Ltd.	10.875%	11/15/2016	10,000	11,275,000

Total				75,481,437

Life Insurance 0.22%

MetLife Capital Trust X†	9.25%	4/8/2038	15,075	18,278,438

Local-Authority 0.18%

New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	14,913,600

Machinery 0.96%

Altra Holdings, Inc.	8.125%	12/1/2016	20,000	21,550,000
IDEX Corp.	4.50%	12/15/2020	4,045	3,959,181
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	3,600	3,879,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	20,450	22,699,500
Roper Industries, Inc.	6.25%	9/1/2019	10,350	11,433,955
Steelcase, Inc.	6.375%	2/15/2021	7,725	7,883,625
Thermadyne Holdings Corp.†	9.00%	12/15/2017	6,150	6,526,688

Total				77,931,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.19%

Centene Corp.	7.25%	4/1/2014	$15,000	$15,618,750

Media: Broadcast 1.44%

Allbritton Communications Co.	8.00%	5/15/2018	12,825	13,594,500
Belo Corp.	8.00%	11/15/2016	10,000	11,012,500
Citadel Broadcasting Corp.†	7.75%	12/15/2018	5,650	6,151,438
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,150	1,940,375
Discovery Communications LLC	5.625%	8/15/2019	11,150	12,092,186
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	6,328,000
Gray Television, Inc.	10.50%	6/29/2015	12,750	13,626,563
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	5,533,522
ION Media Networks, Inc.†(f)	Zero Coupon	1/15/2013	11,064	56,424
LIN Television Corp.	6.50%	5/15/2013	12,075	12,135,375
LIN Television Corp.	8.375%	4/15/2018	7,500	8,193,750
Salem Communications Corp.	9.625%	12/15/2016	7,200	7,812,000
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,800,000
Univision Communications, Inc.†	8.50%	5/15/2021	8,625	8,970,000

Total				117,246,633

Media: Cable 2.38%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	3,667	4,409,435
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,450	9,733,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	20,000	21,850,000
CSC Holdings LLC	8.625%	2/15/2019	20,100	23,115,000
DISH DBS Corp.	7.125%	2/1/2016	22,350	23,970,375
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co KG (Germany)†(b)	7.50%	3/15/2019	4,450	4,583,500
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,425,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	34,883,750
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	7,075	7,605,625
Time Warner Cable, Inc.	4.125%	2/15/2021	15,000	14,043,945
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	16,950,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	17,500	19,993,750
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.25%	1/15/2021	2,250	2,261,950

Total				193,825,830

Media: Diversified 0.05%

Entravision Communications Corp.	8.75%	8/1/2017	4,175	4,467,250

Media: Services 1.38%

Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,932,000
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	23,000	25,242,500
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	17,925,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media: Services (continued)

Lamar Media Corp.	7.875%	4/15/2018		$7,500	$8,081,250
Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018		5,450	5,872,375
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016		1,788	2,114,310
WMG Acquisition Corp.	7.375%	4/15/2014		14,000	14,105,000
WMG Acquisition Corp.	9.50%	6/15/2016		25,000	26,562,500

Total					112,834,935

Medical Products 0.31%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		12,500	13,906,250
Giant Funding Corp.†	8.25%	2/1/2018		5,100	5,259,375
Life Technologies Corp.	6.00%	3/1/2020		5,300	5,718,371

Total					24,883,996

Metals/Mining (Excluding Steel) 2.57%

Arch Coal, Inc.	7.25%	10/1/2020		2,600	2,801,500
Arch Coal, Inc.	8.75%	8/1/2016		13,094	14,698,015
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021		8,700	8,961,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		10,000	10,683,270
CONSOL Energy, Inc.†	6.375%	3/1/2021		3,950	3,974,688
CONSOL Energy, Inc.	8.25%	4/1/2020		15,000	16,706,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	2/1/2018		6,000	6,285,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		7,300	7,610,250
Foundation PA Coal Co.	7.25%	8/1/2014		10,000	10,300,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		14,500	13,940,778
James River Escrow, Inc.†	7.875%	4/1/2019		14,000	14,560,000
Murray Energy Corp.†	10.25%	10/15/2015		10,000	10,800,000
Noranda Aluminum Acquisition Corp. PIK	5.193%#	5/15/2015		16,361	15,450,968
Novelis, Inc.†	8.75%	12/15/2020		9,500	10,497,500
Old All, Inc.(f)	10.00%	12/15/2016		14,175	73,001
Old All, Inc. PIK(f)	9.00%	12/15/2014		7,500	37,575
Patriot Coal Corp.	8.25%	4/30/2018		12,500	13,375,000
Peabody Energy Corp.	7.375%	11/1/2016		9,300	10,369,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		14,275	15,345,625
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		18,000	23,019,048

Total					209,488,968

Monoline Insurance 0.21%

Fidelity National Financial, Inc.	6.60%	5/15/2017		16,250	16,831,718

Multi-Line Insurance 0.28%

AXA SA (France)†(b)	6.379%	—	(g)	11,225	10,046,375
Genworth Financial, Inc.	7.625%	9/24/2021		9,400	9,446,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Multi-Line Insurance (continued)

ZFS Finance (USA) Trust V†	6.50%	5/9/2037	$3,024	$3,046,680

Total				22,539,961

Oil Field Equipment & Services 0.93%

Basic Energy Services, Inc.†	7.75%	2/15/2019	8,125	8,389,063
Complete Production Services, Inc.	8.00%	12/15/2016	17,125	18,152,500
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	9,350	9,688,937
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,865,000
Precision Drilling Corp. (Canada)†(b)	6.625%	11/15/2020	5,700	5,885,250
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,042,539
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,600	6,996,000

Total				76,019,289

Oil Refining & Marketing 0.30%

Tesoro Corp.	9.75%	6/1/2019	17,000	19,380,000
Marathon Petroleum Corp.†	5.125%	3/1/2021	5,000	5,049,640

Total				24,429,640

Packaging 2.79%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	7,775	8,358,125
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	9,500	10,331,250
Ball Corp.	6.625%	3/15/2018	10,000	10,300,000
Ball Corp.	7.375%	9/1/2019	10,000	10,875,000
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	10,000	10,925,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	47,352,012
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	10,000	10,775,000
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	7,500	8,081,250
Graphic Packaging International, Inc.	9.50%	8/15/2013	13,258	13,622,595
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,704,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019	5,000	5,150,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	21,500	22,843,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	12,000	12,210,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	4/15/2019	6,500	6,760,000
Sealed Air Corp.	7.875%	6/15/2017	12,300	13,761,363
Solo Cup Co.	8.50%	2/15/2014	14,900	13,410,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Vitro SA de CV (Mexico)(b)(f)	9.125%	2/1/2017	$20,000	$15,700,000

Total				227,159,783

Pharmaceuticals 0.47%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	10,000	11,175,000
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,676,563
Mylan, Inc.†	7.875%	7/15/2020	7,500	8,193,750
Valeant Pharmaceuticals International†	6.75%	8/15/2021	14,150	13,495,562

Total				38,540,875

Printing & Publishing 0.15%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	11,625	12,031,875

Property & Casualty 0.32%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	20,000	26,200,000

Railroads 0.26%

Florida East Coast Railway Corp.†	8.125%	2/1/2017	20,000	20,975,000

Real Estate Investment Trusts 1.20%

Developers Diversified Realty Corp.	7.875%	9/1/2020	11,000	12,634,567
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	15,349,219
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	12,000	12,081,168
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	10,595,140
Kilroy Realty LP	5.00%	11/3/2015	8,000	7,991,584
ProLogis	6.875%	3/15/2020	21,000	23,017,617
ProLogis	8.65%	5/15/2016	11,475	12,905,393
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	3,700	3,593,366

Total				98,168,054

Restaurants 0.39%

DineEquity, Inc.†	9.50%	10/30/2018	6,425	7,003,250
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	22,500	24,862,500

Total				31,865,750

Software/Services 1.73%

Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	11,000	11,715,000
Ceridian Corp.	11.25%	11/15/2015	6,750	7,053,750
Fidelity National Information Services, Inc.	7.625%	7/15/2017	5,000	5,443,750
First Data Corp.†	7.375%	6/15/2019	4,450	4,533,438
First Data Corp.†	8.25%	1/15/2021	15,000	15,037,500
First Data Corp.	9.875%	9/24/2015	2,514	2,589,420
First Data Corp.†	12.625%	1/15/2021	11,243	12,254,870
SERENA Software, Inc.	10.375%	3/15/2016	7,600	8,037,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

SunGard Data Systems, Inc.†	7.375%	11/15/2018	$15,250	$15,669,375
SunGard Data Systems, Inc.†	7.625%	11/15/2020	6,100	6,298,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	37,725	39,705,562
Vangent, Inc.	9.625%	2/15/2015	12,500	12,500,000

Total				140,837,915

Specialty Retail 1.67%

Brookstone Co., Inc.†	13.00%	10/15/2014	7,821	7,058,452
Chinos Acquisition Corp.†	8.125%	3/1/2019	12,400	12,229,500
Limited Brands, Inc.	6.625%	4/1/2021	5,350	5,497,125
Limited Brands, Inc.	7.00%	5/1/2020	15,000	15,956,250
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,462,500
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,406,250
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	6,700	7,202,500
QVC, Inc.†	7.125%	4/15/2017	7,800	8,229,000
QVC, Inc.†	7.375%	10/15/2020	17,500	18,331,250
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	26,875,500
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	12,000	12,960,000

Total				136,208,327

Steel Producers/Products 0.95%

AK Steel Corp.	7.625%	5/15/2020	4,850	4,971,250
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	18,700	17,297,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	14,902,152
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,941,648
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	11,000	11,055,000
JMC Steel Group†	8.25%	3/15/2018	7,700	7,911,750
Steel Dynamics, Inc.	7.625%	3/15/2020	7,500	8,081,250

Total				77,160,550

Support: Services 2.00%

Avis Budget Car Rental	9.625%	3/15/2018	13,240	14,696,400
Corrections Corp. of America	7.75%	6/1/2017	28,000	30,555,000
Diversey, Inc.	8.25%	11/15/2019	8,150	8,781,625
Expedia, Inc.	8.50%	7/1/2016	14,250	15,568,125
FTI Consulting, Inc.†	6.75%	10/1/2020	6,500	6,613,750
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,678,750
Hertz Corp. (The)†	7.50%	10/15/2018	20,000	20,800,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,234,375
PHH Corp.	9.25%	3/1/2016	5,750	6,281,875
Rental Service Corp.†	8.25%	2/1/2021	5,975	6,243,875
Travelport LLC	9.875%	9/1/2014	7,500	7,340,625
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	10,000	9,337,500
United Rentals (North America), Inc.	10.875%	6/15/2016	10,000	11,600,000

Total				162,731,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Equipment 0.78%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$13,600	$11,764,000
Avaya, Inc.†	7.00%	4/1/2019	21,000	20,580,000
CommScope, Inc.†	8.25%	1/15/2019	30,000	31,500,000

Total				63,844,000

Telecommunications: Integrated/Services 2.73%

CenturyLink, Inc.	6.15%	9/15/2019	10,000	10,517,380
Dycom Investments, Inc.†	7.125%	1/15/2021	16,750	17,126,875
Equinix, Inc.	8.125%	3/1/2018	11,750	12,778,125
Hellas II (Luxembourg)†(b)(f)	6.001%	1/15/2015	15,000	1,500
Hughes Network Systems LLC	9.50%	4/15/2014	18,450	19,141,875
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.50%	4/1/2021	23,250	23,424,375
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	11,000	11,783,750
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	35,300	38,741,750
MasTec, Inc.	7.625%	2/1/2017	12,500	12,875,000
Qwest Communications International, Inc.	8.00%	10/1/2015	9,100	10,089,625
Telecom Italia Capital SA (Italy)(b)	7.175%	6/18/2019	5,250	5,747,915
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036	6,700	7,286,981
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	9,532	9,412,850
Windstream Corp.	7.00%	3/15/2019	28,000	28,350,000
Windstream Corp.†	7.75%	10/1/2021	14,700	15,012,375

Total				222,290,376

Telecommunications: Wireless 4.62%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,000	43,800,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	13,500	14,461,875
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	12,000	13,800,000
DigitalGlobe, Inc.	10.50%	5/1/2014	21,000	23,913,750
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,745,000
GeoEye, Inc.	9.625%	10/1/2015	17,000	19,316,250
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	10,000	10,600,000
iPCS, Inc. PIK	3.554%#	5/1/2014	4,868	4,758,241
MetroPCS Wireless, Inc.	6.625%	11/15/2020	24,400	24,430,500
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,500,000
NII Capital Corp.	8.875%	12/15/2019	16,250	17,956,250
NII Capital Corp.	10.00%	8/15/2016	15,840	18,136,800
SBA Telecommunications, Inc.	8.25%	8/15/2019	10,000	11,100,000
Sprint Capital Corp.	6.90%	5/1/2019	45,000	46,687,500
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	27,968,750
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	11,936,625
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,722,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	$8,550	$9,020,250
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	14,000	14,665,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	21,625	24,976,875

Total				376,495,854

Theaters & Entertainment 0.54%

AMC Entertainment, Inc.	8.00%	3/1/2014	6,000	6,097,500
Cinemark USA, Inc.	8.625%	6/15/2019	15,500	17,011,250
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	20,650,000

Total				43,758,750

Transportation (Excluding Air/Rail) 0.41%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	9,750	9,251,629
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,996,250
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	13,000	13,227,500

Total				33,475,379

Total High Yield Corporate Bonds (cost $6,042,522,900)				6,406,446,583

MUNICIPAL BONDS 0.25%

Other Revenue 0.18%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	14,650	14,237,456

Transportation 0.07%

Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	5,980	5,743,312

Total Municipal Bonds (cost $20,923,301)				19,980,768

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.68%

Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.078%#	7/10/2038	10,000	10,394,781
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10,000	10,130,549
GS Mortgage Securities Corp. II 2011-GC3 C†	5.728%	3/10/2044	10,000	10,002,836
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10,000	10,020,961
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	15,000	15,243,008

Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,090,365)				55,792,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Interest Rate		Shares (000)	Fair Value
PREFERRED STOCKS 0.19%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon		481	$818,380

Banking 0.18%

Citigroup Capital XIII*	7.875%		131	3,583,920
US Bancorp*	7.189%		13	10,957,375

Total				14,541,295

Total Preferred Stocks (cost $23,964,030)				15,359,675

	Exercise Price	Expiration Date
WARRANTS 0.04%

Auto Parts & Equipment 0.03%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	46	1,135,158
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	37	910,665

Total				2,045,823

Media: Cable 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	84	987,917

Total Warrants (cost $1,116,680)				3,033,740

Total Long-Term Investments (cost $7,451,372,994)				8,037,917,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $30,010,000 of U.S. Treasury Note at 0.625% due 1/31/2013; value: $29,972,488 proceeds: $29,380,800 (cost $29,380,792)	$29,381	$29,380,792

Total Investments in Securities 99.03% (cost $7,480,753,786)		8,067,297,974

Cash and Other Assets in Excess of Liabilities(h) 0.97%		78,701,344

Net Assets 100.00%		$8,145,999,318

ADR American Depositary Receipt.

CAD Canadian dollar.

EUR euro.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2011.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending March 31, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at March 31, 2011
Common Stock	May 24, 2010	641,740	$14,133,517	$44.50
Convertible Preferred Stock	May 24, 2010	21,945	2,194,500	201.00
Convertible Preferred Stock	July 19, 2010	227	22,700	201.00
Warrant	May 27, 2010	37,170	—	24.50

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 1,597,250 shares in a private placement on June 11, 2009 for a cost of $29,948,438. The fair value per share on March 31, 2011 is $50.63.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2011.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2011	500	Short	$(59,515,625)	$(459,536)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)

Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on

Notes to Schedule of Investments (unaudited)(continued)

a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2011, the Fund had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$380,502,439	$33,589,185	$—	$414,091,624
Convertible Bonds	—	593,611,640	—	593,611,640
Convertible Preferred Stocks	244,292,813	88,889,697	—	333,182,510
Floating Rate Loans	—	156,536,936	—	156,536,936
Foreign Bonds	—	24,319,142	—	24,319,142
Government Sponsored Enterprises Pass-Through	—	15,562,429	—	15,562,429
High Yield Corporate Bonds	—	6,406,334,084	112,499	6,406,446,583
Municipal Bonds	—	19,980,768	—	19,980,768
Non-Agency Commercial Mortgage-Backed Securities		55,792,135		55,792,135
Preferred Stocks	4,402,300	10,957,375	—	15,359,675
Warrants	987,917	2,045,823	—	3,033,740
Repurchase Agreement	—	29,380,792	—	29,380,792

Total	$630,185,469	$7,437,000,006	$112,499	$8,067,297,974

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(459,536)	—	—	(459,536)

Total	$(459,536)	$—	$—	$(459,536)

* See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of January 1, 2011	$423
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(69,753)
Net purchase (sales)	—
Net transfers in or out of Level 3	181,829

Balance as of March 31, 2011	$112,499

(i)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2011 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2011, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $459,536, which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of March 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,556,695,624

Gross unrealized gain	714,139,158
Gross unrealized loss	(203,536,808)

Net unrealized security gain	$510,602,350

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011